CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (5,657,173)	$ (6,801,714)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
Depreciation and Amortization	225,531	221,902
Amortization of Debt Discount	144,712	9,096
Amortization of Deferred Financing Costs	(2,894)	0
(Gain) Loss on Derivatives and Debt Conversion	(58,789)	0
Stock Option Compensation	373,000	336,402
Bad Debt Expense	4,736	349,202
Inventory Valuation Allowance	45,000
Common Stock Warrants Issued for Services	1,285	222,206
Common Stock Warrants Issued for Interest	17,295	0
Interest Converted to Series A Preferred Stock	3,592	0
Interest Converted to Dividends Payable	241,206
Deferred Finance Cost Charged to Interest	286,020	0
Impairment of Goodwill	0	841,000
(Increase) Decrease in Operating Assets and Liabilities:
Accounts Receivable	(11,018)	1,183,456
Inventory	(109,102)	(212,921)
Other Current Assets	(517,189)	(56,267)
Other Assets	92,994	(70,284)
Accounts and Other Payables	(109,970)	366,506
Net Cash Used in Operating Activities	(5,030,764)	(3,611,416)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(268,650)	(157,230)
Net Cash (Used in) Investing Activities	(268,650)	(157,230)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in Restricted Cash	123,133	(736,970)
Proceeds from (Payments on) Short-Term Notes Payable/Debt	941,323	(57,511)
Proceeds from Notes Receivable from Stockholder	11,806	0
Proceeds from (Payments on) Long-Term Debt	0	(35,004)
Proceeds from Exercise of Stock Options	8,636	245,344
Due to Related Party-Short Term Debt	1,000,000	0
Proceeds from (Payments to) Related Parties	88,000	(245,002)
Proceeds from Long-Term Debt, Net of Payments	2,927,129	0
Payments on Capital Lease Obligations	(2,638)	0
Deferred Finance Costs, Net	(263,325)	(161,657)
Common Stock Issued, Net of Costs of Capital	0	5,210,479
Net Cash Provided by Financing Activities	4,834,064	4,219,679
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(6,479)	(5,766)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(471,829)	445,267
Cash and Cash Equivalents- Beginning of Year	559,729	114,462
CASH AND CASH EQUIVALENTS - END OF YEAR	87,900	559,729
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest Paid	48,491	80,863
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common Stock Issued for Convertible Debt and Interest	0	147,500
Discount on Convertible Debt	117,564	27,608
Establishment of Derivative Liability	130,994	39,804
Issuance of Common Stock as Consideration for Payment of Loan Payable	0	30,000
Common Stock Warrants Issued as Deferred Finance Costs	13,430	11,955
Convertible Debentures Converted to Series A Preferred Stock, Includes Related Parties of $163,000	3,600,000	0
Short Term Loans Converted to Series A Preferred Stock	400,000	0
Warrants Issued for Consulting Expense	1,285	0
Warrants Issued for Interest Expense	17,296	0
Warrants Issued as Inducement to Convert Debentures to Series A Preferred Stock	$ 41,809	$ 0